UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2017

Date of reporting period:	December 31, 2016

Item 1. Schedule of Investments:

Putnam International Growth Fund

The fund's portfolio
12/31/16 (Unaudited)

COMMON STOCKS (98.4%)(a)
			Shares	Value

Aerospace and defense (2.5%)

Airbus SE (France)			30,926	$2,041,072

Korea Aerospace Industries, Ltd. (South Korea)			8,948	495,052

Raytheon Co.			5,300	752,600

Thales SA (France)			29,196	2,828,914

				6,117,638
Airlines (0.4%)

Air Canada (Canada)(NON)			107,900	1,098,569

				1,098,569
Auto components (0.9%)

Topre Corp. (Japan)			39,400	984,179

Valeo SA (France)			23,626	1,357,541

				2,341,720
Automobiles (0.5%)

Nissan Motor Co., Ltd. (Japan)			129,700	1,301,216

				1,301,216
Banks (4.4%)

Australia & New Zealand Banking Group, Ltd. (Australia)			108,343	2,371,820

Banco Macro SA ADR (Argentina)			14,500	933,075

Credicorp, Ltd. (Peru)			10,100	1,594,386

ING Groep NV GDR (Netherlands)			136,748	1,924,444

Mitsubishi UFJ Financial Group, Inc. (Japan)			96,800	595,123

Permanent TSB Group Holdings PLC (Ireland)(NON)			340,441	987,333

Societe Generale SA (France)			54,218	2,661,597

				11,067,778
Beverages (3.3%)

Anheuser-Busch InBev SA/NV (Belgium)			50,352	5,317,524

Heineken NV (Netherlands)			37,769	2,829,021

				8,146,545
Biotechnology (1.4%)

Shire PLC (United Kingdom)			62,050	3,516,136

				3,516,136
Building products (1.0%)

Johnson Controls International PLC			62,601	2,578,535

				2,578,535
Capital markets (0.5%)

Euronext NV 144A (France)			28,041	1,156,520

				1,156,520
Chemicals (3.8%)

Akzo Nobel NV (Netherlands)			36,257	2,264,302

Albemarle Corp.			25,600	2,203,648

Kansai Paint Co., Ltd. (Japan)			73,800	1,357,187

Monsanto Co.			11,100	1,167,831

Sociedad Quimica y Minera de Chile SA ADR (Chile)			40,000	1,146,000

Syngenta AG (Switzerland)			3,331	1,316,351

				9,455,319
Commercial services and supplies (1.5%)

HomeServe PLC (United Kingdom)			102,122	774,941

Securitas AB Class B (Sweden)			183,769	2,890,150

				3,665,091
Communications equipment (1.8%)

Hitachi Kokusai Electric, Inc. (Japan)			75,500	1,574,369

Nokia OYJ (Finland)			608,477	2,917,639

				4,492,008
Construction and engineering (2.7%)

Concord New Energy Group, Ltd. (China)			11,610,000	603,614

Kumagai Gumi Co., Ltd. (Japan)			1,137,000	2,913,057

Kyudenko Corp. (Japan)			98,800	2,644,830

Surya Semesta Internusa Tbk PT (Indonesia)			18,847,000	607,068

				6,768,569
Construction materials (1.3%)

Cemex SAB de CV ADR (Mexico)(S)			55,000	441,650

LafargeHolcim, Ltd. (Switzerland)			53,219	2,795,625

				3,237,275
Consumer finance (0.6%)

Shriram Transport Finance Co., Ltd. (India)			110,003	1,375,432

				1,375,432
Containers and packaging (0.9%)

RPC Group PLC (United Kingdom)			170,910	2,235,956

				2,235,956
Diversified financial services (2.4%)

Challenger, Ltd. (Australia)			491,985	3,977,967

ORIX Corp. (Japan)			131,000	2,029,520

				6,007,487
Diversified telecommunication services (4.0%)

Cellnex Telecom, SA 144A (Spain)			61,631	885,137

Com Hem Holding AB (Sweden)			292,783	2,791,801

Nippon Telegraph & Telephone Corp. (Japan)			102,400	4,304,465

SFR Group SA (France)(NON)			71,026	2,002,493

				9,983,896
Electronic equipment, instruments, and components (1.6%)

ALSO Holding AG (Switzerland)			9,108	804,205

Murata Manufacturing Co., Ltd. (Japan)			24,400	3,249,278

				4,053,483
Equity real estate investment trusts (REITs) (0.9%)

Hibernia REIT PLC (Ireland)			1,700,141	2,209,636

				2,209,636
Food and staples retail (2.5%)

AIN Holdings, Inc. (Japan)			16,400	1,083,999

Koninklijke Ahold Delhaize NV (Netherlands)			145,574	3,064,012

X5 Retail Group NV GDR (Russia)(NON)			60,451	1,962,261

				6,110,272
Food products (4.7%)

Adecoagro SA (Argentina)(NON)			26,348	273,492

Associated British Foods PLC (United Kingdom)			97,902	3,308,734

Kerry Group PLC Class A (Ireland)			44,491	3,181,446

Marine Harvest ASA (Norway)			62,360	1,124,516

Nomad Foods, Ltd. (United Kingdom)(NON)			120,017	1,148,563

Orkla ASA (Norway)			304,695	2,756,674

				11,793,425
Health-care equipment and supplies (0.8%)

Sartorius AG (Preference) (Germany)			26,308	1,947,906

				1,947,906
Health-care providers and services (0.7%)

Fresenius SE & Co. KGaA (Germany)			23,033	1,799,203

				1,799,203
Health-care technology (1.1%)

CompuGroup Medical SE (Germany)			69,051	2,830,606

				2,830,606
Hotels, restaurants, and leisure (4.3%)

Compass Group PLC (United Kingdom)			315,996	5,824,539

Cox & Kings, Ltd. (India)			571,974	1,507,409

Dalata Hotel Group PLC (Ireland)(NON)			751,156	3,470,566

				10,802,514
Household durables (1.9%)

Basso Industry Corp. (Taiwan)			652,000	1,882,383

Sony Corp. (Japan)			100,900	2,804,120

				4,686,503
Household products (0.8%)

Henkel AG & Co. KGaA (Preference) (Germany)			16,426	1,958,906

				1,958,906
Industrial conglomerates (1.2%)

Siemens AG (Germany)			25,286	3,108,203

				3,108,203
Insurance (3.1%)

Admiral Group PLC (United Kingdom)			64,857	1,454,353

AIA Group, Ltd. (Hong Kong)			501,800	2,808,206

Prudential PLC (United Kingdom)			174,607	3,482,737

				7,745,296
Internet and direct marketing retail (1.3%)

Amazon.com, Inc.(NON)			1,600	1,199,792

B2W Cia Digital (Brazil)(NON)			299,100	937,358

Delivery Hero Holding GmbH (acquired 6/12/15, cost $1,255,426) (Private) (Germany)(F)(RES)(NON)			163	1,056,844

FabFurnish GmbH (acquired 8/2/13, cost $7) (Private) (Brazil)(F)(RES)(NON)			10	8

Global Fashion Group SA (acquired 8/2/13, cost $351,064) (Private) (Brazil)(F)(RES)(NON)			8,287	63,640

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $7) (Private) (Brazil)(F)(RES)(NON)			5	4

New Middle East Other Assets GmbH (acquired 8/2/13, cost $3) (Private) (Brazil)(F)(RES)(NON)			2	2

				3,257,648
Internet software and services (4.8%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			31,239	2,743,097

Criteo SA ADR (France)(NON)(S)			46,900	1,926,652

Facebook, Inc. Class A(NON)			10,500	1,208,025

Instructure, Inc.(NON)			46,700	912,985

Internet Initiative Japan, Inc. (Japan)			34,000	512,439

SMS Co., Ltd. (Japan)			69,500	1,538,689

Tencent Holdings, Ltd. (China)			132,800	3,223,079

				12,064,966
IT Services (0.6%)

InterXion Holding NV (Netherlands)(NON)			43,100	1,511,517

				1,511,517
Life sciences tools and services (1.0%)

Clinigen Group PLC (United Kingdom)			286,546	2,499,862

				2,499,862
Machinery (1.7%)

Komatsu, Ltd. (Japan)			54,100	1,221,101

NSK, Ltd. (Japan)			208,600	2,405,965

Sodick Co., Ltd. (Japan)			78,700	648,999

				4,276,065
Media (4.3%)

Global Mediacom Tbk PT (Indonesia)			11,526,600	523,131

ITV PLC (United Kingdom)			852,204	2,160,158

Nippon Television Holdings, Inc. (Japan)			134,000	2,428,805

Stroeer SE & Co. KGaA (Germany)(S)			43,139	1,889,442

WPP PLC (United Kingdom)			172,350	3,853,004

				10,854,540
Metals and mining (0.7%)

ArcelorMittal SA (France)(NON)			233,693	1,722,953

				1,722,953
Multi-utilities (0.7%)

Veolia Environnement SA (France)			99,745	1,695,611

				1,695,611
Multiline retail (0.5%)

Matahari Department Store Tbk PT (Indonesia)			1,107,500	1,236,302

				1,236,302
Oil, gas, and consumable fuels (3.5%)

Cenovus Energy, Inc. (Canada)(S)			131,500	1,989,595

Cheniere Energy, Inc.(NON)			39,300	1,628,199

EnCana Corp. (Canada)			107,800	1,265,354

EOG Resources, Inc.			15,900	1,607,490

Royal Dutch Shell PLC Class A (United Kingdom)			85,145	2,346,145

				8,836,783
Personal products (0.6%)

Coty, Inc. Class A			81,061	1,484,227

				1,484,227
Pharmaceuticals (5.6%)

Allergan PLC(NON)(S)			15,200	3,192,148

Astellas Pharma, Inc. (Japan)			244,500	3,389,063

AstraZeneca PLC (United Kingdom)			13,856	751,456

Novartis AG (Switzerland)			75,819	5,514,972

Shionogi & Co., Ltd. (Japan)			23,400	1,116,534

				13,964,173
Professional services (1.3%)

RELX NV (United Kingdom)			190,184	3,196,897

				3,196,897
Real estate management and development (3.2%)

Foxtons Group PLC (United Kingdom)			999,110	1,254,720

Kennedy-Wilson Holdings, Inc.			108,205	2,218,203

Mitsui Fudosan Co., Ltd. (Japan)			83,000	1,915,256

Relo Group, Inc. (Japan)			19,000	2,713,174

				8,101,353
Semiconductors and semiconductor equipment (2.7%)

Infineon Technologies AG (Germany)			106,480	1,845,495

NXP Semiconductor NV(NON)			10,200	999,702

SCREEN Holdings Co., Ltd. (Japan)			13,800	853,618

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			558,000	3,124,821

				6,823,636
Software (2.9%)

Mobileye NV (Israel)(NON)(S)			43,900	1,673,468

Nintendo Co., Ltd. (Japan)			10,900	2,278,596

RIB Software AG (Germany)(S)			139,156	1,820,818

ServiceNow, Inc.(NON)			19,100	1,419,894

				7,192,776
Textiles, apparel, and luxury goods (1.3%)

Adidas AG (Germany)			11,622	1,836,750

CCC SA (Poland)			27,431	1,333,800

				3,170,550
Thrifts and mortgage finance (0.8%)

Housing Development Finance Corp., Ltd. (HDFC) (India)			102,745	1,909,906

				1,909,906
Tobacco (0.5%)

Imperial Brands PLC (United Kingdom)			29,256	1,272,687

				1,272,687
Trading companies and distributors (1.6%)

Ashtead Group PLC (United Kingdom)			131,441	2,546,486

Bunzl PLC (United Kingdom)			55,350	1,432,324

				3,978,810
Water utilities (0.4%)

China Water Affairs Group, Ltd. (China)			1,672,000	1,092,172

				1,092,172
Wireless telecommunication services (0.9%)

Safaricom, Ltd. (Kenya)			5,283,300	987,147

Vodafone Group PLC (United Kingdom)			546,807	1,344,858

				2,332,005

Total common stocks (cost $247,695,924)				$246,067,082

WARRANTS (1.5%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Hangzhou Hikvision Digital Technology Co., Ltd. 144A (China)	12/18/17	$0.00	429,800	$1,472,557

Joyoung Co., Ltd. 144A (China)	11/20/17	0.00	260,800	676,628

Wuliangye Yibin Co., Ltd. 144A (China)	4/17/17	0.00	342,000	1,696,836

Total warrants (cost $3,742,634)				$3,846,021

U.S. GOVERNMENT AGENCY OBLIGATIONS (0.1%)(a)
			Principal amount	Value

Federal National Mortgage Association Pass-Through Certificates 6.500%, 03/01/32(i)			$111,434	$131,711

Total U.S. government agency obligations (cost $131,711)				$131,711

SHORT-TERM INVESTMENTS (6.0%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.91%(d)(AFF)		Shares	13,634,897	$13,634,897

U.S. Treasury Bills 0.439%, 2/16/17(SEGSF)			$390,000	389,790

U.S. Treasury Bills 0.447%, 2/9/17(SEGSF)			131,000	130,940

U.S. Treasury Bills 0.408%, 2/2/17(SEGSF)			322,000	321,885

U.S. Treasury Bills 0.346%, 1/26/17(SEGSF)			120,000	119,968

U.S. Treasury Bills 0.387%, 1/19/17(SEGSF)			141,000	140,974

U.S. Treasury Bills 0.481%, 1/12/17(SEGSF)			250,000	249,975

Total short-term investments (cost $14,988,406)				$14,988,429

TOTAL INVESTMENTS

Total investments (cost $266,558,675)(b)				$265,033,243

FORWARD CURRENCY CONTRACTS at 12/31/16 (aggregate face value $92,090,165) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	1/18/17	$2,740,817	$2,899,684	$(158,867)
	British Pound	Sell	3/16/17	10,247,410	10,544,724	297,314
	Canadian Dollar	Sell	1/18/17	707,321	724,490	17,169
	Hong Kong Dollar	Buy	2/16/17	2,502,963	2,506,723	(3,760)
Barclays Bank PLC
	Hong Kong Dollar	Buy	2/16/17	580,238	580,586	(348)
	Swiss Franc	Buy	3/16/17	865,766	874,909	(9,143)
Citibank, N.A.
	Australian Dollar	Buy	1/18/17	2,024,485	2,146,477	(121,992)
	Canadian Dollar	Sell	1/18/17	1,994,577	2,040,894	46,317
	Danish Krone	Buy	3/16/17	2,173,091	2,205,529	(32,438)
	Euro	Buy	3/16/17	1,163,815	1,221,883	(58,068)
	Japanese Yen	Buy	2/16/17	2,651,394	3,172,133	(520,739)
	Mexican Peso	Sell	1/18/17	258,672	433,571	174,899
Credit Suisse International
	New Zealand Dollar	Buy	1/18/17	491,415	512,403	(20,988)
Goldman Sachs International
	Australian Dollar	Buy	1/18/17	2,318,881	2,458,626	(139,745)
	Chinese Yuan (Offshore)	Sell	2/16/17	11,312,560	11,666,471	353,911
	Euro	Sell	3/16/17	1,121,877	1,120,769	(1,108)
	Japanese Yen	Sell	2/16/17	2,377,588	2,130,025	(247,563)
JPMorgan Chase Bank N.A.
	British Pound	Buy	3/16/17	7,971,977	8,224,843	(252,866)
	Euro	Sell	3/16/17	5,396,206	5,474,296	78,090
	Hong Kong Dollar	Buy	2/16/17	658,558	658,898	(340)
	Japanese Yen	Sell	2/16/17	396,253	298,872	(97,381)
	Norwegian Krone	Sell	3/16/17	438,936	446,828	7,892
	Singapore Dollar	Buy	2/16/17	1,966,860	2,023,998	(57,138)
	South Korean Won	Buy	2/16/17	2,710,443	2,808,490	(98,047)
	South Korean Won	Sell	2/16/17	2,710,443	2,864,271	153,828
	Swedish Krona	Sell	3/16/17	2,420,891	2,407,691	(13,200)
	Swiss Franc	Buy	3/16/17	4,637,475	4,679,882	(42,407)
State Street Bank and Trust Co.
	Canadian Dollar	Sell	1/18/17	1,709,488	1,712,393	2,905
	Euro	Sell	3/16/17	1,232,374	1,249,588	17,214
	Israeli Shekel	Sell	1/18/17	222,546	228,247	5,701
	Japanese Yen	Buy	2/16/17	1,968,569	2,197,584	(229,015)
	Swiss Franc	Buy	3/16/17	6,326,394	6,381,471	(55,077)
UBS AG
	Euro	Sell	3/16/17	1,908,458	1,933,532	25,074
	Swiss Franc	Buy	3/16/17	1,246,024	1,259,384	(13,360)

Total						$(993,276)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2016 through December 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $249,954,245.
(b)	The aggregate identified cost on a tax basis is $268,238,192, resulting in gross unrealized appreciation and depreciation of $17,742,420 and $20,947,369, respectively, or net unrealized depreciation of $3,204,949.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,120,498, or 0.4% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*	$10,314,996	$20,714,151	$17,394,250	$18,057	$13,634,897
	Putnam Short Term Investment Fund**	1,910,507	30,475,445	32,385,952	2,227	—
	Totals	$12,225,503	$51,189,596	$49,780,202	$20,284	$13,634,897
	* No management fees are charged to Putnam Cash Collateral Pool, LLC.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $13,634,897, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $13,319,829.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $1,121,639 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Japan	18.3%
	United Kingdom	17.7
	United States	9.5
	Germany	8.0
	France	6.9
	Netherlands	4.6
	China	4.6
	Switzerland	4.2
	Ireland	3.9
	Australia	2.5
	Sweden	2.3
	Belgium	2.1
	Taiwan	2.0
	India	1.9
	Canada	1.7
	Norway	1.5
	Finland	1.2
	Hong Kong	1.1
	Indonesia	0.9
	Russia	0.8
	Israel	0.7
	Peru	0.6
	Poland	0.5
	Argentina	0.5
	Chile	0.5
	Other	1.5

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,156,846 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,243,567 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$2,137,150	$34,393,345	$1,120,498
Consumer staples	2,906,282	27,859,780	—
Energy	6,490,638	2,346,145	—
Financials	2,527,461	26,734,958	—
Health care	3,192,148	23,365,738	—
Industrials	4,429,704	30,358,673	—
Information technology	12,395,340	23,743,046	—
Materials	4,959,129	11,692,374	—
Real estate	2,218,203	8,092,786	—
Telecommunication services	—	12,315,901	—
Utilities	—	2,787,783	—
Total common stocks	41,256,055	203,690,529	1,120,498
U.S. government agency obligations	—	131,711	—
Warrants	—	3,846,021	—
Short-term investments	—	14,988,429	—

Totals by level	$41,256,055	$222,656,690	$1,120,498

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(993,276)	$—

Totals by level	$—	$(993,276)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$1,180,314	$2,173,590
Equity contracts	3,846,021	—

Total	$5,026,335	$2,173,590

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$130,000,000
Warrants (number of warrants)		860,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	Total

	Assets:
	Forward currency contracts#	$314,483	$—	$221,216	$—	$353,911	$239,810	$25,820	$25,074	$1,180,314

	Total Assets	$314,483	$—	$221,216	$—	$353,911	$239,810	$25,820	$25,074	$1,180,314

	Liabilities:
	Forward currency contracts#	162,627	9,491	733,237	20,988	388,416	561,379	284,092	13,360	2,173,590

	Total Liabilities	$162,627	$9,491	$733,237	$20,988	$388,416	$561,379	$284,092	$13,360	$2,173,590

	Total Financial and Derivative Net Assets	$151,856	$(9,491)	$(512,021)	$(20,988)	$(34,505)	$(321,569)	$(258,272)	$11,714	$(993,276)
	Total collateral received (pledged)##†	$131,711	$—	$(512,021)	$—	$(34,505)	$(259,894)	$(258,272)	$—
	Net amount	$20,145	$(9,491)	$—	$(20,988)	$—	$(61,675)	$—	$11,714

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 28, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: February 28, 2017